Shareholders' Equity - Summary of Warrant Activity and Related Information (Detail)	12 Months Ended
	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)
Stockholders' Equity Note [Abstract]
Outstanding Warrants	$ 25,000
Granted, Outstanding Warrants	0
Exercised, Outstanding Warrants	0
Expired, Outstanding Warrants	(25,000)
Outstanding Warrants	$ 0
Warrants outstanding, Weighted Average Exercise Price (USD)	3.40	3.40
Granted, Weighted Average Exercise Price (USD)		$ 0
Exercised, Weighted Average Exercise Price (USD)		$ 0
Expired, Weighted Average Exercise Price (USD)	3.40	3.40
Warrants outstanding, Weighted Average Exercise Price (USD)	0	0